Share-based payments - Summary of Grant Options and Performance Options granted (Details)		1 Months Ended	12 Months Ended
	Jun. 18, 2024 shares	Apr. 30, 2023 € / shares	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares € / shares
Management Incentive Plan
Average Exercise Price per Share [Abstract]
Beginning of year (in EUR per share) | € / shares			€ 0.12	€ 0.12
Granted during the period (in EUR per share) | € / shares		€ 0.12	0	0
Exercised during the period (in EUR per share) | € / shares			0.12	0
Forfeited during the period (in EUR per share) | € / shares			0	0
Ended of year (in EUR per share) | € / shares			0	0.12
Average exercise price per share options, Vested and exercisable (in EUR per share) | € / shares			€ 0	€ 0
Grant Options | Management Incentive Plan
Number Of Grant Options [Abstract]
Beginning of year (in shares)			1,329,213	1,329,213
Granted during the period (in shares)			0	0
Exercised during the period (in shares)			(1,329,213)	0
Forfeited during the period (in shares)			0	0
End of year (in shares)			0	1,329,213
Number of options exercisable (in shares)			0	1,329,213
Performance Options
Average Exercise Price per Share [Abstract]
Granted during the period (in EUR per share) | € / shares			€ 0.12
Performance Options | Management Incentive Plan
Number Of Grant Options [Abstract]
Beginning of year (in shares)			1,329,213	1,329,213
Granted during the period (in shares)			0	0
Exercised during the period (in shares)			(1,329,213)	0
Forfeited during the period (in shares)			0	0
End of year (in shares)			0	1,329,213
Number of options exercisable (in shares)			0	1,329,213
Performance Options | Long-term Incentive Plan
Average Exercise Price per Share [Abstract]
Beginning of year (in EUR per share) | € / shares			€ 0
Granted during the period (in EUR per share) | € / shares			0.12
Exercised during the period (in EUR per share) | € / shares			0.12
Forfeited during the period (in EUR per share) | € / shares			0
Cancelled during the period (in EUR per share) | € / shares			0
Ended of year (in EUR per share) | € / shares			0.12	€ 0
Average exercise price per share options, Vested and exercisable (in EUR per share) | € / shares			€ 0
Number Of Grant Options [Abstract]
Beginning of year (in shares)			4,733,048	2,220,341
Granted during the period (in shares)				4,035,203
Exercised during the period (in shares)				(341,377)
Forfeited during the period (in shares)	(1,181,119)			(1,181,119)
Cancelled during the period (in shares)				0
End of year (in shares)			341,377	4,733,048
Number of options exercisable (in shares)				0